Commitments (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Payments for rent	$ 16,961	$ 28,535
License expense	$ 2,436	$ 7,132	$ 10,646	$ 15,540